Significant events for the year ended December 31, 2024 and the six-month period ended June 30, 2025 and subsequent events - Subsequent events (Details)
€ / shares in Units, € in Millions, $ in Millions
	Aug. 28, 2025 shares	Aug. 06, 2025 shares	Jul. 30, 2025 EUR (€) note € / shares shares	Jul. 28, 2025 EUR (€) € / shares shares	Jul. 28, 2025 USD ($) shares	Aug. 05, 2025 note	Jul. 23, 2025 note	Jul. 22, 2025 patient site country	Jun. 30, 2025 € / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Par value per share (in euro per share) | € / shares				€ 57.00					€ 6.64
Major clinical trial progress
Disclosure of terms and conditions of share-based payment arrangement [line items]
Pooled placebo-adjusted clinical response rate								28.60%
Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Closing foreign exchange rate							1.1726
Proceeds from issue of ordinary shares				€ 637.5	$ 747.5
Net proceeds from issuance of ordinary shares				€ 597.2	$ 700.3
ABTECT-1 and ABTECT-2 | Major clinical trial progress
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of enrolled patients | patient								1,275
Number of participating clinical trial sites | site								600
Number of countries | country								36
ABTECT-1 | Major clinical trial progress
Disclosure of terms and conditions of share-based payment arrangement [line items]
Placebo-adjusted clinical remission rate								21.40%
ABTECT-1 | 50 Mg | Major clinical trial progress
Disclosure of terms and conditions of share-based payment arrangement [line items]
Placebo-adjusted clinical remission rate								19.30%
ABTECT-2 | 50 Mg | Major clinical trial progress
Disclosure of terms and conditions of share-based payment arrangement [line items]
Placebo-adjusted clinical remission rate								13.40%
ABX464-107 | Major clinical trial progress
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of patients achieving clinical response | patient								678
Ordinary shares | Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Issue of equity, offering price per share (in dollar/euro per share) | € / shares				€ 54.58
ADS | Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares issued (in shares)				11,679,400	11,679,400
Issue of equity, offering price per share (in dollar/euro per share) | € / shares				€ 64.00
Heights convertible notes | Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of convertible notes converted | note			200			350	150
Notional amount | €			€ 21.9
Number of ordinary shares issued (in shares)			920,377
Heights convertible notes | Ordinary shares | Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Borrowings, fixed conversion price (euro per share) | € / shares			€ 23.7674
Kreos & Claret convertible notes (OCABSA) | Ordinary shares | Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares issued (in shares)		785,389
Kreos A & B & C BSA | Ordinary shares | Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares issued (in shares)		319,251
Kreos A & B BSA | Ordinary shares | Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares issued (in shares)	319,251
Kreos C BSA | Ordinary shares | Major ordinary share transactions
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of ordinary shares issued (in shares)	206,662